EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Components of Net Periodic Benefit Cost

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Net periodic costs:
Service cost	$6.0	$5.1	$5.8	$1.1	$1.0	$1.2
Interest cost	41.5	42.3	41.7	8.4	11.9	11.5
Expected return on plan assets	(49.3)	(48.1)	(44.7)	(2.1)	(2.9)	(3.6)
Net amortization	27.2	20.8	17.8	0.2	(5.7)	(10.0)
Curtailment/Settlement	0.7	1.3	0.8	0.0	(1.1)	0.0

Net periodic expense (credit)	$26.1	$21.4	$21.4	$7.6	$3.2	$(0.9)

Weighted-average assumptions used to determine net periodic costs, during the year
Discount rate	4.7%	5.4%	5.8%	4.3%	5.0%	5.4%
Expected return on plan assets	6.6%	7.2%	7.3%	6.75%	7.0%	7.25%
Rate of compensation increase	2.5%-4.5%	2.5%-4.5%	2.5%-10%	—	—	—
Weighted-average assumptions used to determine benefit obligations, end of the year
Discount rate	4.0%	4.7%	5.4%	3.5%	4.3%	5.0%
Rate of compensation increase	2.5%-4.5%	2.5%-4.5%	2.5%-10%	—	—	—

Changes in Benefit Obligations and Change in Plan Assets

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Change in benefit obligation:
Benefit obligation at January 1,	$864.6	$797.3	$731.3	$219.9	$233.8	$212.7
Service cost	6.0	5.1	5.8	1.1	1.0	1.2
Interest cost	41.5	42.3	41.7	8.4	11.9	11.5
Amendments(2)	0.0	2.2	—	1.5	(34.7)	—
Translation difference	5.2	(1.4)	(1.1)	0.2	(0.1)	0.2
Actuarial (gains) losses	104.4	62.3	56.2	(12.0)	28.5	29.6
Participant contributions	0.2	0.1	0.1	3.5	4.2	4.2
Benefits paid	(41.0)	(38.8)	(34.6)	(20.2)	(24.3)	(25.6)
Acquisitions/Divestitures	42.9	—	—	—	—	—
Curtailments/settlements(1)	(7.2)	(4.5)	(2.1)	(1.6)	(0.4)	—

Benefit obligation at December 31,	$1,016.6	$864.6	$797.3	$200.8	$219.9	$233.8

Accumulated benefit obligation at December 31,	$1,005.1	$853.1	$783.1	—	—	—
Change in plan assets:
Fair value of plan assets at January 1,	$765.7	$677.2	$562.0	$28.8	$37.7	$44.6
Actual return on plan assets	95.4	72.7	76.9	2.8	0.2	1.4
Company contributions	37.8	55.7	75.5	13.5	11.0	13.1
Participant contributions	0.2	0.1	0.1	3.5	4.2	4.2
Translation difference	5.1	(1.1)	(0.6)	—	—	—
Acquisitions/Divestitures	42.7	—	—	—	—	—
Curtailments/settlements(1)	(0.9)	(0.1)	(2.1)	—	—	—
Benefits paid	(41.0)	(38.8)	(34.6)	(20.2)	(24.3)	(25.6)

Fair value of plan assets at December 31,	$905.0	$765.7	$677.2	$28.4	$28.8	$37.7

(1)	Represents various curtailments and settlements. During 2012 we had a curtailment loss of $0.7 associated primarily with the pending sale of Coating Resins, which is included in earnings from operations of discontinued business, net of tax in the Consolidated Statements of Income. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated Statements of Income.
(2)	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan (“EGWP”) and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.

Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income

	Pension Plans			Postretirement Plans
	2012	2011	2010	2012	2011	2010
Funded status, end of year:
Fair value of plan assets	$905.0	$765.7	$677.2	$28.4	$28.8	$37.7
Benefit obligations	(1,016.6)	(864.6)	(797.3)	(200.8)	(219.9)	(233.8)

Funded status	$(111.6)	$(98.9)	$(120.1)	$(172.4)	$(191.1)	$(196.1)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	$3.6	$—	$0.2	$—	$—	$—
Current liabilities	(2.1)	(2.2)	(2.1)	(10.0)	(10.9)	(12.2)
Noncurrent liabilities	(113.1)	(96.7)	(118.2)	(162.4)	(180.2)	(183.9)

Total amounts recognized	$(111.6)	$(98.9)	$(120.1)	$(172.4)	$(191.1)	$(196.1)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial losses	$305.3	$279.8	$265.9	$65.4	$84.2	$58.2
Prior service (credits)/costs	1.6	2.6	0.5	(29.3)	(35.2)	(11.2)
Transition obligations	—	—	—	—	—	—

Total	$306.9	$282.4	$266.4	$36.1	$49.0	$47.0

Changes in accumulated other comprehensive income (AOCI) consist of:
AOCI, beginning of year	$282.4	$266.4	$260.9	$49.0	$47.0	$7.5
Current year actuarial (gains)/losses	58.6	37.7	24.1	(12.6)	30.3	29.6
Current year prior service costs/(credits)	0.1	2.2	—	1.5	(34.7)	(0.1)
Curtailments/settlements	(7.0)	(3.1)	(0.8)	(1.6)	0.7	—
Amortization:
Amortization of actuarial gains/(losses)	(26.8)	(20.8)	(17.7)	(4.5)	(3.9)	(0.6)
Amortization of prior service (costs)/credits	(0.4)	—	(0.1)	4.3	9.6	10.6

AOCI, end of year	$306.9	$282.4	$266.4	$36.1	$49.0	$47.0

Estimated amortization to be recognized in accumulated other comprehensive income in 2013 consist of:
Net actuarial losses	$33.9			$5.0
Prior service costs/(credits)	0.1			(3.8)

Total	$34.0			$1.2

Change in Assumed Healthcare Cost Trend Rates

	2012		2011
	1% Increase	1% Decrease	1% Increase	1% Decrease
Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$0.6	$(0.6)	$0.8	$(0.8)
Approximate effect on accumulated postretirement benefit obligation	$13.4	$(12.1)	$14.7	$(13.5)

Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	U.S. Plans		Non-U.S. Plans		Total
December 31,	2012	2011	2012	2011	2012	2011
Projected benefit obligation	$(860.8)	$(767.9)	$(75.6)	$(38.1)	$(936.4)	$(806.0)
Accumulated benefit obligation	$(854.9)	$(759.9)	$(70.2)	$(36.8)	$(925.1)	$(796.7)
Fair value of plan assets	$762.2	$677.4	$59.1	$29.0	$821.3	$706.4

Fair Value of Pension Plan Assets by Assets Category

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$12.3	$12.3	$0.0	$0.0
Equity securities:
- Company stock	81.5	81.5	0.0	0.0
- U.S. equity funds(1)	114.5	103.7	10.8	0.0
- International equity funds(2)	53.4	0.0	53.4	0.0
Fixed income funds(3)	632.8	214.9	417.9	0.0
Real estate fund	1.6	0.0	0.0	1.6
Insurance assets	8.9	0.0	0.0	8.9

Total	$905.0	$412.4	$482.1	$10.5

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$42.9	$42.9	$0.0	$0.0
Equity securities:
- Company stock	52.9	52.9	0.0	0.0
- U.S. equity funds(1)	133.5	128.2	5.3	0.0
- International equity funds(2)	21.2	0.0	21.2	0.0
Fixed income funds(3)	505.3	200.2	305.1	0.0
Real estate fund	2.2	0.0	0.0	2.2
Insurance assets	7.7	0.0	0.0	7.7

Total	$765.7	$424.2	$331.6	$9.9

(1)	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
(2)	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
(3)	Funds which invest in a diversified portfolio of publicly traded government bonds and corporate bonds, approximately 38% and 62%, respectively, as of December 31, 2012, and approximately 38% and 62%, respectively, as of December 31, 2011. There are no restrictions on these investments.

Fair Value Measurement of Plan Assets Using Significant Unobservable Inputs

	Total	Insurance Assets	Real Estate Fund
Balance, beginning of year	$9.9	$7.7	$2.2
Actual return on assets:
Assets held at end of year	0.4	0.3	0.1
Assets sold during the year	0.0	0.0	0.0
Purchases, sales and settlements	(0.6)	0.1	(0.7)
Transfers in/(out)	0.8	0.8	0.0

Balance, end of year	$10.5	$8.9	$1.6

Fair Values of Postretirement Plan Assets by Asset Category

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$3.7	$3.7	$—	$—
Equity funds(1)	11.5	11.5	—	—
Fixed income funds(2)	13.2	13.2	—	—

Total	$28.4	$28.4	$—	$—

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$0.8	$0.8	$—	$—
Equity funds(1)	14.9	14.9	—	—
Fixed income funds(2)	13.1	13.1	—	—

Total	$28.8	$28.8	$—	$—

(1)	Investments in publicly traded funds: 100% invested in an S&P 500 index fund as of December 31, 2012, and 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011.
(2)	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

Expected Employer Contributions

Expected Employer Contributions	Pension Plans	Postretirement Plans
U.S. Plans	$51.8	$10.0
Non-U.S. Plans	$5.6	$0.2

Expected Benefit Payments

The following table reflects total benefits expected to be paid from the U.S. plans and the non-U.S. plans and/or our assets:

	U.S. Plans		Non-U.S. Plans
Expected Benefit Payments	Pension Plans	Postretirement Plans	Pension Plans	Postretirement Plans
2013	38.7	14.9	5.4	0.2
2014	40.4	15.1	5.2	0.2
2015	42.1	15.1	6.0	0.2
2016	43.7	15.1	5.7	0.3
2017	44.3	14.9	6.0	0.3
2018-2022	248.9	67.6	36.9	1.7

Amounts Expensed Related to Plans	Amounts expensed related to these plans are as follows:

Years ended December 31,	2012	2011	2010
U.S.
Savings Plan	$19.6	$20.5	$21.3
Non-U.S.
Others	$2.9	$2.4	$2.2

Non U.S. Plans [Member]
Actual and Target Allocation by Asset Category

The asset allocation for our U.S. and non-U.S. pension plans and postretirement plans at the end of 2012 and 2011, and the target allocation for 2013, by asset category, are as follows:

	Non-U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	30%	45%	30%
Fixed Income	59%	44%	56%
Cash and other	11%	11%	14%

Total	100%	100%	100%

U.S. Plans [Member]
Actual and Target Allocation by Asset Category

The asset allocation for our U.S. and non-U.S. pension plans and postretirement plans at the end of 2012 and 2011, and the target allocation for 2013, by asset category, are as follows:

	U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	30%	24%	27%
Fixed Income	70%	76%	73%

Total	100%	100%	100%

	Postretirement Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2013	2012	2011
Equity Securities	40%	40%	52%
Fixed Income	60%	60%	48%

Total	100%	100%	100%